U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

September 9, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:           MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, CSC Small Cap Value Fund, is Post-Effective Amendment No. 7 under the 1933 Act and Amendment No. 8 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust anticipates that this filing shall become effective on November 23, 2011; the 75th day after filing pursuant to Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Leslie K. Klenk, Esq., Bernstein, Shur, Sawyer & Nelson P.A.